Significant Events - Additional Information (Detail) R$ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Aug. 08, 2018 BRL (R$)	Aug. 08, 2018 USD ($)	Jun. 30, 2017 USD ($)
Samarco dam failure [member]
Disclosure of significant events [line items]
Funding provided during the period	$ 47,000,000
Additional share of losses	47,000,000	$ 50,000,000	$ 80,000,000
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			1,285,000,000		$ 1,247,000,000			$ 1,057,000,000
Utilisation of the Samarco dam failure provision	168,000,000		$ 285,000,000
Samarco dam failure [member] | Dam Stabilisation and Expert Costs [member]
Disclosure of significant events [line items]
Utilisation of the Samarco dam failure provision	$ 4,000,000
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Term of agreement	15 years
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Settlement claim						R$ 155,000	$ 40,000,000,000
Samarco dam failure [member] | Preliminary Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Preliminary agreement suspended amount				R$ 7,700	2,000,000,000
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment	50.00%	50.00%	50.00%
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			$ 1,300,000,000		1,200,000,000
Percentage of remaining costs expected to be incurred by December 2020	55.00%
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Governance Agreement [member]
Disclosure of significant events [line items]
Term of agreement	30 months
Interim security amount preliminary agreement				2,200	570,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Governance Agreement [member] | Insurance bonds [Member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement				1,300	335,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Governance Agreement [member] | Liquid assets [Member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement				100	25,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Governance Agreement [member] | Charge over assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement				R$ 800	205,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Adjustment in joint venture investment			0
Funding provided during the period			47,000,000
Additional share of losses			47,000,000
Dividends received			0
Profits available for distribution			$ 0
Percentage of interest in joint venture investment	50.00%
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Undrawn amount	$ 2,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Dam Stabilisation and Expert Costs [member]
Disclosure of significant events [line items]
Utilisation of the Samarco dam failure provision	$ 4,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Short-term facility [Member]
Disclosure of significant events [line items]
Commitments					$ 77,000,000